Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Loss Per Share [Abstract]
Schedule of numerator and denominator of the basic and diluted net loss per share
	Year ended December 31,
	2018	2017	2016
Numerator (USD in thousands):
Net loss attributable to Medigus Ltd. for basic loss per share	(6,598)	(2,545)	(9,007)
Adjustment of revaluation of warrants issued to investors	-	(476)	-
Net loss attributable to Medigus Ltd. for diluted loss	(6,598)	(3,021)	(9,007)

Denominator (in thousands):
Weighted average shares – denominator for basic net loss per share	41,988	12,569	3,440
Shares settlement presumed for warrants issued to investors	-	400	-
Denominator for diluted loss per share	41,988	12,969	3,440

Net loss per share attributable to Medigus Ltd. (USD)
Basic	(0.16)	(0.20)	(2.62)
Diluted	(0.16)	(0.23)	(2.62)